Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		70 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,713,771)	$ (4,819,760)	$ (5,337,700)	$ (3,662,252)	$ (11,470,969)
Adjustment to reconcile net loss to cash used in
Depreciation	66,427	63,117	85,296	14,127	173,738
Stock based compensation	4,678,813	2,769,510	3,125,000	3,375,000	5,943,515
Write-off of deferred financing costs			66,064		66,064
Extinguishment loss on revision of terms of loan conversion into shares			37,404	37,404	37,404
Loss on disposal of equipment				6,530	6,530
Non-cash interest accrued			3,336
Non-cash consulting expenses	12,150	5,927	13,233		15,486
Non-cash derivative loss	203,868				203,868
Change in fair value on convertible promissory note	(86,052)	18,000			(86,052)
Non-cash settlement of expenses	415,181	394,905			428,414
Changes in operating assets and liabilities:
Increase in other receivables	(23,702)		(37,571)		(61,273)
Increase in prepaid expenses	(91,123)		(13,101)	(8,900)	(113,124)
Increase/(Decrease) in accrued liabilities and officers’ salaries	(184,450)	855,935	1,080,656	545,200	1,672,910
NET CASH USED IN OPERATING ACTIVITIES	(1,353,484)	(712,366)	(983,233)	(340,418)	(3,183,489)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in Rophe acquisition					300
Purchase of equipment					(14,418)
NET CASH USED IN INVESTING ACTIVITIES					(14,118)
CASH FLOWS FROM FINANCING ACTIVITIES
Stockholder advances/(repayments)		24,350		(145,718)	41,957
Proceeds from sale of common stock, net	1,397,130	590	654,574	566,400	2,913,870
Proceeds for shares to be issued	151,592		394,474		546,066
Deferred financing costs				(66,064)	(26,064)
Repayment of obligations under capital leases	(53,375)	(30,154)	(109,163)		(162,538)
Proceeds from convertible promissory note	50,000				50,000
Proceeds from loans payable	40,494	663,202		42,000	82,494
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,585,841	657,988	939,885	396,618	3,445,785
NET (DECREASE) INCREASE IN CASH	232,357	(54,378)	(43,348)	56,200	248,178
CASH - BEGINNING OF PERIOD	15,821	59,169	59,169	2,969
CASH - END OF PERIOD	248,178	4,791	15,821	59,169	248,178
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid		40,570	51,957	290
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable as partial consideration for Rophe acquisition					100,000
Common stock issued as partial consideration for Rophe acquisition					765,300
Acquisition of equipment under capital lease obligations		39,778	40,747	224,959	265,706
Conversion of loans payable into common shares		698,071			680,207
Settlement of accounts payable by common shares	$ 350,000	$ 40,000	$ 70,000	$ 224,959	$ 60,427